UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

10/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Bonds – 91.7%
Aerospace – 1.6%
Alliant Techsystems, Inc., 6.875%, 2020	$1,690,000	$1,778,725
BE Aerospace, Inc., 8.5%, 2018	2,565,000	2,872,800
BE Aerospace, Inc., 6.875%, 2020	1,000,000	1,062,500
Bombardier, Inc., 7.5%, 2018 (n)	3,965,000	4,331,762
Bombardier, Inc., 7.45%, 2034 (n)	670,000	656,600
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	3,883,000	3,130,669
Oshkosh Corp., 8.25%, 2017	1,090,000	1,190,825
Oshkosh Corp., 8.5%, 2020	1,420,000	1,572,650

		$16,596,531

Airlines – 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$1,319,063	$1,246,515
Continental Airlines, Inc., 6.748%, 2018	856,381	852,099

		$2,098,614

Apparel Manufacturers – 0.6%
Hanesbrands, Inc., 8%, 2016	$2,520,000	$2,727,900
Phillips-Van Heusen Corp., 7.375%, 2020	2,820,000	3,056,175

		$5,784,075

Asset-Backed & Securitized – 1.3%
Airlie Ltd., CDO, FRN, 2.19%, 2011 (a)(p)(z)	$2,495,012	$1,022,955
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	257,400
Babson Ltd., CLO, “D”, FRN, 1.789%, 2018 (n)	2,385,000	1,603,913
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	2,948,120	1,041,174
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,109,845	22,197
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.588%, 2050 (z)	620,186	12,404
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.788%, 2050 (z)	1,925,443	38,509
Falcon Franchise Loan LLC, FRN, 3.256%, 2025 (i)(z)	10,419,235	826,245
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,940,999
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	2,285,000	695,837
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.881%, 2030 (i)	9,839,769	238,660
Merrill Lynch Mortgage Trust, FRN, “B”, 5.826%, 2050	2,285,000	740,203
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	1,366,000	1,101,431
Morgan Stanley Capital I, Inc., 1%, 2039 (i)(z)	17,804,744	525,240
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)	2,750,000	2,631,200
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	1,738,692	326,757
Wachovia Credit, CDO, FRN, 1.639%, 2026 (z)	1,320,000	462,000

		$13,487,124

Automotive – 2.6%
Accuride Corp., 9.5%, 2018 (n)	$2,640,000	$2,877,600
Allison Transmission, Inc., 11%, 2015 (n)	3,550,000	3,851,750
Ford Motor Credit Co. LLC, 12%, 2015	12,403,000	15,897,905
General Motors Corp., 7.125%, 2013 (d)	3,930,000	1,375,500
Goodyear Tire & Rubber Co., 10.5%, 2016	1,985,000	2,272,825

		$26,275,580

Basic Industry – 0.3%
TriMas Corp., 9.75%, 2017 (n)	$2,715,000	$2,962,744

Biotechnology – 0.1%
UHS Escrow Corp., 7%, 2018 (n)	$550,000	$580,250

Broadcasting – 4.9%
Allbritton Communications Co., 8%, 2018	$1,580,000	$1,631,350
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	2,338,426	1,134,331
Entravision Communications Corp., 8.75%, 2017 (n)	780,000	835,575

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Inmarsat Finance PLC, 7.375%, 2017 (n)		$3,620,000	$3,873,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016		9,610,000	10,258,675
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (n)		1,875,000	1,917,188
Lamar Media Corp., 6.625%, 2015		3,085,000	3,165,981
Lamar Media Corp., “C”, 6.625%, 2015		1,485,000	1,520,269
LBI Media, Inc., 8.5%, 2017 (z)		1,450,000	1,227,063
Local TV Finance LLC, 10%, 2015 (p)(z)		3,179,952	2,732,109
Newport Television LLC, 13%, 2017 (n)(p)		1,139,926	993,636
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		4,036,906	3,748,268
Nexstar Broadcasting Group, Inc., 7%, 2014		1,328,000	1,261,600
Salem Communications Corp., 9.625%, 2016		913,000	997,453
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,540,000	1,694,000
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		510,000	530,400
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		2,805,000	3,025,894
Univision Communications, Inc., 12%, 2014 (n)		652,000	721,275
Univision Communications, Inc., 10.5%, 2015 (n)(p)		7,086,245	7,421,070
Univision Communications, Inc., 7.875%, 2020 (z)		1,310,000	1,375,500
Young Broadcasting, Inc., 8.75%, 2014 (d)		1,640,000	0

			$50,065,037

Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015		$2,170,000	$2,145,587
E*TRADE Financial Corp., 12.5%, 2017		1,160,000	1,342,700
Janus Capital Group, Inc., 6.95%, 2017		4,410,000	4,618,522
Nuveen Investments, Inc., 10.5%, 2015		1,015,000	1,060,675

			$9,167,484

Building – 1.8%
Associated Materials, Inc., 11.25%, 2014		$2,360,000	$2,450,860
Building Materials Holding Corp., 6.875%, 2018 (n)		2,125,000	2,125,000
Building Materials Holding Corp., 7%, 2020 (n)		1,150,000	1,198,875
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	1,765,000	2,339,842
Masco Corp., 7.125%, 2020		$1,330,000	1,396,052
Nortek, Inc., 11%, 2013		4,090,933	4,356,844
Owens Corning, 9%, 2019		2,325,000	2,818,439
Ply Gem Industries, Inc., 11.75%, 2013		1,855,000	1,991,806

			$18,677,718

Business Services – 2.0%
First Data Corp., 9.875%, 2015		$2,705,000	$2,285,725
Interactive Data Corp., 10.25%, 2018 (n)		1,895,000	2,072,656
Iron Mountain, Inc., 6.625%, 2016		3,045,000	3,060,225
Iron Mountain, Inc., 8.375%, 2021		1,790,000	2,007,038
SunGard Data Systems, Inc., 9.125%, 2013		3,970,000	4,064,287
SunGard Data Systems, Inc., 10.25%, 2015		4,498,000	4,739,767
Terremark Worldwide, Inc., 12%, 2017		2,000,000	2,295,000

			$20,524,698

Cable TV – 3.3%
Cablevision Systems Corp., 8.625%, 2017		$1,955,000	$2,206,706
CCH II LLC, 13.5%, 2016		835,000	999,913
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		2,885,000	3,065,312
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		2,025,000	2,187,000
Charter Communications Operating LLC, 10.875%, 2014 (n)		1,840,000	2,097,600
CSC Holdings LLC, 8.5%, 2014		4,275,000	4,766,625
CSC Holdings LLC, 8.5%, 2015		1,365,000	1,503,206

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
EchoStar Corp., 7.125%, 2016	$3,315,000	$3,513,900
Insight Communications Co., Inc., 9.375%, 2018 (n)	1,810,000	1,963,850
Mediacom LLC, 9.125%, 2019	2,720,000	2,876,400
Videotron LTEE, 6.875%, 2014	1,860,000	1,885,575
Virgin Media Finance PLC, 9.125%, 2016	4,528,000	4,839,300
Virgin Media Finance PLC, 9.5%, 2016	1,900,000	2,158,875

		$34,064,262

Chemicals – 3.7%
Ashland, Inc., 9.125%, 2017	$4,710,000	$5,428,275
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	1,820,000	1,933,750
Hexion Specialty Chemicals, Inc., 8.875%, 2018	4,610,000	4,949,987
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (z)	750,000	780,000
Huntsman International LLC, 8.625%, 2021 (n)	4,305,000	4,719,356
Lumena Resources Corp., 12%, 2014 (n)	1,376,000	1,295,160
Lyondell Chemical Co., 11%, 2018	4,004,137	4,484,633
Momentive Performance Materials, Inc., 12.5%, 2014	3,765,000	4,301,512
Momentive Performance Materials, Inc., 11.5%, 2016	1,165,000	1,261,113
Momentive Performance Materials, Inc., 9%, 2021 (z)	1,495,000	1,551,063
Omnova Solutions, Inc., 7.875%, 2018 (z)	995,000	1,017,388
Rhodia S.A., 6.875%, 2020 (n)	2,035,000	2,139,294
Solutia, Inc., 7.875%, 2020	3,635,000	4,012,131

		$37,873,662

Computer Software - Systems – 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$3,815,000	$4,129,737

Conglomerates – 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,775,000	$2,927,625
Pinafore LLC, 9%, 2018 (n)	990,000	1,059,300

		$3,986,925

Consumer Products – 1.4%
ACCO Brands Corp., 10.625%, 2015	$395,000	$445,856
ACCO Brands Corp., 7.625%, 2015	1,275,000	1,262,250
Central Garden & Pet Co., 8.25%, 2018	1,920,000	2,016,000
Easton-Bell Sports, Inc., 9.75%, 2016	1,530,000	1,675,350
Jarden Corp., 7.5%, 2017	3,450,000	3,669,938
Libbey Glass, Inc., 10%, 2015 (n)	2,270,000	2,468,625
NBTY, Inc., 9%, 2018 (n)	390,000	414,375
Visant Corp., 10%, 2017 (n)	2,485,000	2,646,525

		$14,598,919

Consumer Services – 1.8%
KAR Holdings, Inc., 10%, 2015	$3,400,000	$3,595,500
KAR Holdings, Inc., FRN, 4.466%, 2014	1,660,000	1,552,100
Service Corp. International, 7.375%, 2014	2,670,000	2,916,975
Service Corp. International, 7%, 2017	6,380,000	6,794,700
Ticketmaster Entertainment, Inc., 10.75%, 2016	3,555,000	3,937,162

		$18,796,437

Containers – 1.4%
Graham Packaging Holdings Co., 9.875%, 2014	$4,840,000	$5,021,500
Graham Packaging Holdings Co., 8.25%, 2018 (n)	510,000	527,850
Greif, Inc., 6.75%, 2017	3,415,000	3,560,137
Owens-Illinois, Inc., 7.375%, 2016	1,760,000	1,918,400
Reynolds Group, 7.75%, 2016 (n)	1,260,000	1,335,600

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Reynolds Group, 7.125%, 2019 (z)	$1,490,000	$1,553,325

		$13,916,812

Defense Electronics – 0.3%
ManTech International Corp., 7.25%, 2018	$1,935,000	$2,055,938
MOOG, Inc., 7.25%, 2018	1,365,000	1,429,838

		$3,485,776

Electronics – 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$1,385,000	$1,520,038
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	1,865,000	1,995,550
Jabil Circuit, Inc., 7.75%, 2016	2,740,000	3,157,850
NXP B.V., 7.875%, 2014	1,400,000	1,452,500
NXP B.V., 9.75%, 2018 (n)	280,000	305,550

		$8,431,488

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 0.677%, 2012	$861,175	$799,423

Energy - Independent – 6.3%
Anadarko Petroleum Corp., 5.95%, 2016	$1,955,000	$2,138,086
Anadarko Petroleum Corp., 6.375%, 2017	277,000	307,723
Anadarko Petroleum Corp., 8.7%, 2019	1,370,000	1,696,033
Atlas Energy Operating Co. LLC, 10.75%, 2018	1,060,000	1,192,500
Carrizo Oil & Gas, Inc., 8.625%, 2018 (z)	3,215,000	3,255,187
Denbury Resources, Inc., 8.25%, 2020	2,675,000	2,982,625
Harvest Operations Corp., 6.875%, 2017 (n)	2,815,000	2,955,750
Hilcorp Energy I LP, 9%, 2016 (n)	4,515,000	4,763,325
Linn Energy LLC, 8.625%, 2020 (n)	925,000	999,000
Linn Energy LLC, 7.75%, 2021 (n)	2,021,000	2,086,683
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,126,800
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,563,600
OPTI Canada, Inc., 9.75%, 2013 (n)	2,140,000	2,182,800
OPTI Canada, Inc., 8.25%, 2014	3,075,000	2,329,312
Penn Virginia Corp., 10.375%, 2016	4,195,000	4,614,500
Pioneer Natural Resources Co., 6.875%, 2018	2,900,000	3,167,496
Pioneer Natural Resources Co., 7.5%, 2020	3,100,000	3,491,527
Plains Exploration & Production Co., 7%, 2017	5,710,000	5,909,850
QEP Resources, Inc., 6.875%, 2021	2,895,000	3,148,312
Quicksilver Resources, Inc., 8.25%, 2015	2,660,000	2,706,550
Quicksilver Resources, Inc., 9.125%, 2019	2,655,000	2,834,212
Range Resources Corp., 8%, 2019	1,780,000	1,971,350
SandRidge Energy, Inc., 8%, 2018 (n)	4,545,000	4,545,000

		$63,968,221

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$3,129,444
AMC Entertainment, Inc., 8.75%, 2019	2,575,000	2,758,469
Cinemark USA, Inc., 8.625%, 2019	2,155,000	2,324,706

		$8,212,619

Financial Institutions – 4.2%
American General Finance Corp., 6.9%, 2017	$2,970,000	$2,472,525
CIT Group, Inc., 7%, 2014	3,425,000	3,442,125
CIT Group, Inc., 7%, 2016	4,490,000	4,473,162
CIT Group, Inc., 7%, 2017	12,215,000	12,153,925
GMAC, Inc., 6.75%, 2014	7,445,000	7,798,637
International Lease Finance Corp., 5.625%, 2013	1,525,000	1,534,531

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
International Lease Finance Corp., 8.75%, 2017 (n)		$3,710,000	$4,220,125
International Lease Finance Corp., 7.125%, 2018 (n)		3,687,000	4,055,700
Nationstar Mortgage LLC, 10.875%, 2015 (z)		1,220,000	1,104,100
SLM Corp., 8%, 2020		1,865,000	1,885,082

			$43,139,912

Food & Beverages – 2.0%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,258,550
B&G Foods, Inc., 7.625%, 2018		1,940,000	2,066,100
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		3,035,000	3,277,799
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,551,000
Del Monte Foods Co., 6.75%, 2015		3,920,000	4,037,600
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,772,425
TreeHouse Foods, Inc., 7.75%, 2018		2,880,000	3,157,200

			$20,120,674

Forest & Paper Products – 2.4%
Boise, Inc., 8%, 2020		$2,770,000	$2,991,600
Cascades, Inc., 7.75%, 2017		1,870,000	1,998,563
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,480,000	3,741,000
Georgia-Pacific Corp., 5.4%, 2020 (z)		1,554,000	1,569,540
Georgia-Pacific Corp., 8%, 2024		2,920,000	3,569,700
Georgia-Pacific Corp., 7.25%, 2028		865,000	951,500
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	1,945,800
JSG Funding PLC, 7.75%, 2015		690,000	708,975
Millar Western Forest Products Ltd., 7.75%, 2013		3,165,000	2,895,975
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		1,350,000	1,366,855
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,839,272

			$24,578,780

Gaming & Lodging – 4.7%
Ameristar Casinos, Inc., 9.25%, 2014		$1,015,000	$1,098,738
Firekeepers Development Authority, 13.875%, 2015 (n)		2,420,000	2,837,450
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,300,000	9,471
Gaylord Entertainment Co., 6.75%, 2014		4,255,000	4,265,637
GWR Operating Partnership LLP, 10.875%, 2017 (n)		2,010,000	2,120,550
Harrah’s Operating Co., Inc., 11.25%, 2017		3,915,000	4,326,075
Harrah’s Operating Co., Inc., 10%, 2018		571,000	495,343
Harrah’s Operating Co., Inc., 10%, 2018		1,421,000	1,232,718
Host Hotels & Resorts, Inc., 6.75%, 2016		3,645,000	3,786,244
Host Hotels & Resorts, Inc., 9%, 2017		3,480,000	3,923,700
MGM Mirage, 10.375%, 2014		1,520,000	1,710,000
MGM Mirage, 11.125%, 2017		1,280,000	1,472,000
MGM Mirage, 9%, 2020 (n)		2,645,000	2,892,969
MGM Resorts International, 11.375%, 2018		2,195,000	2,277,312
Penn National Gaming, Inc., 8.75%, 2019		2,915,000	3,228,362
Pinnacle Entertainment, Inc., 7.5%, 2015		1,335,000	1,328,325
Royal Caribbean Cruises Ltd., 11.875%, 2015		2,345,000	2,931,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,733,238
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	8,963
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	923
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	155
Wyndham Worldwide Corp., 6%, 2016		1,890,000	2,018,293
Wyndham Worldwide Corp., 7.375%, 2020		2,345,000	2,600,797
Wynn Las Vegas LLC, 7.75%, 2020 (n)		1,275,000	1,383,375

			$47,681,888

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.5%
Altra Holdings, Inc., 8.125%, 2016	$1,925,000	$2,014,031
Baldor Electric Co., 8.625%, 2017	5,442,000	5,809,335
Diversey, Inc., 8.25%, 2019	1,910,000	2,089,062
Great Lakes Dredge & Dock Corp., 7.75%, 2013	2,325,000	2,354,062
Mueller Water Products, Inc., 7.375%, 2017	1,135,000	1,027,175
Mueller Water Products, Inc., 8.75%, 2020 (n)	1,429,000	1,548,679

		$14,842,344

Insurance – 1.9%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$9,390,000	$10,000,350
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,445,000	4,100,512
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	4,200,000	5,061,000

		$19,161,862

Insurance - Property & Casualty – 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$4,130,000	$5,121,200
USI Holdings Corp., 9.75%, 2015 (z)	3,165,000	3,172,912
XL Group PLC, 6.5% to 2017, FRN to 2049	3,400,000	3,043,000
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,481,000	1,421,760

		$12,758,872

Machinery & Tools – 0.9%
Case Corp., 7.25%, 2016	$1,390,000	$1,515,100
Case New Holland, Inc., 7.875%, 2017 (n)	5,625,000	6,285,938
Rental Service Corp., 9.5%, 2014	1,765,000	1,842,219

		$9,643,257

Major Banks – 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$4,435,000	$4,475,669
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	6,250,000	6,662,563
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	1,370,000	1,125,113
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,890,000	4,743,300

		$17,006,645

Medical & Health Technology & Services – 6.9%
Biomet, Inc., 10%, 2017	$2,880,000	$3,196,800
Biomet, Inc., 11.625%, 2017	2,645,000	2,978,931
Community Health Systems, Inc., 8.875%, 2015	6,075,000	6,500,250
Cooper Cos., Inc., 7.125%, 2015	2,045,000	2,121,687
Davita, Inc., 6.375%, 2018	2,625,000	2,684,062
Davita, Inc., 6.625%, 2020	1,270,000	1,306,513
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,965,450
HCA, Inc., 9.25%, 2016	13,075,000	14,153,687
HCA, Inc., 8.5%, 2019	2,055,000	2,311,875
HealthSouth Corp., 8.125%, 2020	4,685,000	5,059,800
Psychiatric Solutions, Inc., 7.75%, 2015	1,775,000	1,846,000
Psychiatric Solutions, Inc., 7.75%, 2015	950,000	988,000
Tenet Healthcare Corp., 9.25%, 2015	4,495,000	4,966,975
Tenet Healthcare Corp., 8%, 2020 (n)	1,020,000	1,036,575
U.S. Oncology, Inc., 10.75%, 2014	2,520,000	2,611,350
United Surgical Partners International, Inc., 8.875%, 2017	1,570,000	1,652,425
United Surgical Partners International, Inc., 9.25%, 2017 (p)	2,055,000	2,173,162
Universal Hospital Services, Inc., 8.5%, 2015 (p)	4,225,000	4,404,563
Universal Hospital Services, Inc., FRN, 4.134%, 2015	1,015,000	913,500
Vanguard Health Systems, Inc., 8%, 2018	3,060,000	3,224,475
VWR Funding, Inc., 10.25%, 2015 (p)	3,426,063	3,623,061

		$70,719,141

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.9%
Arch Coal, Inc., 7.25%, 2020	$1,275,000	$1,396,125
Arch Western Finance LLC, 6.75%, 2013	1,326,000	1,339,260
Cloud Peak Energy, Inc., 8.25%, 2017	2,730,000	2,968,875
Cloud Peak Energy, Inc., 8.5%, 2019	3,595,000	3,954,500
CONSOL Energy, Inc., 8%, 2017 (n)	1,985,000	2,173,575
CONSOL Energy, Inc., 8.25%, 2020 (n)	1,330,000	1,482,950
Peabody Energy Corp., 5.875%, 2016	2,125,000	2,154,219
Peabody Energy Corp., 7.375%, 2016	1,140,000	1,291,050
Teck Resources Ltd., 10.25%, 2016	465,000	574,275
U.S. Steel Corp., 7.375%, 2020	2,005,000	2,092,719

		$19,427,548

Natural Gas - Distribution – 1.1%
AmeriGas Partners LP, 7.125%, 2016	$3,035,000	$3,163,987
Ferrellgas Partners LP, 8.625%, 2020	2,810,000	3,105,050
Inergy LP, 6.875%, 2014	2,695,000	2,755,637
Inergy LP, 7%, 2018 (n)	2,385,000	2,492,325

		$11,516,999

Natural Gas - Pipeline – 2.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$2,005,000	$2,065,150
Atlas Pipeline Partners LP, 8.75%, 2018	2,775,000	2,899,875
Crosstex Energy, Inc., 8.875%, 2018	3,020,000	3,261,600
El Paso Corp., 8.25%, 2016	2,575,000	2,925,844
El Paso Corp., 7%, 2017	3,790,000	4,131,244
El Paso Corp., 7.75%, 2032	1,440,000	1,542,056
Energy Transfer Equity LP, 7.5%, 2020	2,245,000	2,447,050
Enterprise Products Partners LP, FRN, 8.375%, 2066	1,721,000	1,815,655
Enterprise Products Partners LP, FRN, 7.034%, 2068	1,047,000	1,081,028
MarkWest Energy Partners LP, 6.875%, 2014	2,520,000	2,576,700
MarkWest Energy Partners LP, 8.75%, 2018	815,000	894,463
MarkWest Energy Partners LP, 6.75%, 2020	630,000	644,175

		$26,284,840

Network & Telecom – 2.9%
Cincinnati Bell, Inc., 8.25%, 2017	$850,000	$862,750
Cincinnati Bell, Inc., 8.75%, 2018	3,220,000	3,115,350
Citizens Communications Co., 9%, 2031	1,140,000	1,271,100
Frontier Communications Corp., 8.25%, 2017	760,000	866,400
Frontier Communications Corp., 8.5%, 2020	2,955,000	3,413,025
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	4,345,000	4,605,700
Qwest Communications International, Inc., 8%, 2015	1,290,000	1,402,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	4,535,000	4,818,437
Windstream Corp., 8.625%, 2016	6,430,000	6,831,875
Windstream Corp., 8.125%, 2018 (n)	570,000	614,175
Windstream Corp., 7.75%, 2020 (n)	1,490,000	1,579,400

		$29,381,087

Oil Services – 1.0%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$1,070,000	$1,075,350
Basic Energy Services, Inc., 7.125%, 2016	1,055,000	1,002,250
Edgen Murray Corp., 12.25%, 2015	1,675,000	1,360,938
Expro Finance Luxembourg, 8.5%, 2016 (n)	2,990,000	2,945,150
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,385,000	1,274,200
Pioneer Drilling Co., 9.875%, 2018	2,210,000	2,320,500

		$9,978,388

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$2,085,000	$2,001,600

Other Banks & Diversified Financials – 1.8%
Capital One Financial Corp., 10.25%, 2039	$3,515,000	$3,813,775
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	4,835,000	5,058,619
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,905,000	2,179,930
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	2,865,000	2,836,350
Santander UK PLC, 8.963% to 2030, FRN to 2049	3,690,000	4,016,414

		$17,905,088

Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$1,955,000	$2,040,531
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	255,000	267,750

		$2,308,281

Printing & Publishing – 0.7%
American Media Operations, Inc., 9%, 2013 (p)(z)	$296,264	$288,857
American Media Operations, Inc., 14%, 2013 (p)(z)	3,107,204	1,872,522
Nielsen Finance LLC, 10%, 2014	602,000	632,853
Nielsen Finance LLC, 11.5%, 2016	2,020,000	2,323,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	428,894
Nielsen Finance LLC, 7.75%, 2018 (z)	1,255,000	1,300,494

		$6,846,620

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$3,625,000	$3,915,000

Real Estate – 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,020,000	$1,188,300
Developers Diversified Realty Corp., 7.875%, 2020	1,255,000	1,362,205
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	3,050,000	3,164,375

		$5,714,880

Retailers – 2.4%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$715,575
Express LLC/Express Finance Corp., 8.75%, 2018	1,710,000	1,821,150
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,126,600
Limited Brands, Inc., 6.95%, 2033	1,150,000	1,072,375
Neiman Marcus Group, Inc., 10.375%, 2015	3,675,000	3,877,125
QVC, Inc., 7.375%, 2020 (n)	3,145,000	3,365,150
Rent-A-Center, Inc., 6.625%, 2020	515,000	520,150
Sally Beauty Holdings, Inc., 10.5%, 2016	3,520,000	3,863,200
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,329,762
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,775,000	1,921,438

		$24,612,525

Specialty Stores – 0.7%
Michaels Stores, Inc., 11.375%, 2016	$1,920,000	$2,116,800
Michaels Stores, Inc., 7.75%, 2018 (z)	2,050,000	2,029,500
Payless ShoeSource, Inc., 8.25%, 2013	2,922,000	2,973,135

		$7,119,435

Telecommunications - Wireless – 5.2%
Clearwire Corp., 12%, 2015 (n)	$4,315,000	$4,778,862
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,198,100
Crown Castle International Corp., 9%, 2015	2,705,000	3,022,837
Crown Castle International Corp., 7.75%, 2017 (n)	1,265,000	1,419,963
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,862,000
Digicel Group Ltd., 12%, 2014 (n)	560,000	655,900

8

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Digicel Group Ltd., 8.25%, 2017 (n)	$3,050,000	$3,206,312
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,797,175
MetroPCS Wireless, Inc., 9.25%, 2014	502,000	525,845
MetroPCS Wireless, Inc., 7.875%, 2018	1,260,000	1,351,350
Nextel Communications, 7.375%, 2015	2,020,000	2,027,575
NII Holdings, Inc., 10%, 2016	2,645,000	2,998,769
NII Holdings, Inc., 8.875%, 2019	1,545,000	1,718,813
SBA Communications Corp., 8%, 2016	935,000	1,030,838
SBA Communications Corp., 8.25%, 2019	1,720,000	1,935,000
Sprint Capital Corp., 6.875%, 2028	1,390,000	1,310,075
Sprint Nextel Corp., 8.375%, 2017	5,420,000	5,975,550
Sprint Nextel Corp., 8.75%, 2032	4,410,000	4,839,975
Wind Acquisition Finance S.A., 12%, 2015 (n)	5,690,000	6,031,400

		$52,686,339

Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$3,150,000	$3,591,000

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016	$1,725,000	$1,897,500

Transportation - Services – 1.4%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$685,000	$712,400
Commercial Barge Line Co., 12.5%, 2017	4,525,000	5,101,937
Hertz Corp., 8.875%, 2014	5,115,000	5,255,662
Hertz Corp., 7.5%, 2018 (n)	1,905,000	1,962,150
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	1,255,000	1,267,550

		$14,299,699

Utilities - Electric Power – 3.6%
AES Corp., 8%, 2017	$6,450,000	$7,095,000
Calpine Corp., 8%, 2016 (n)	2,690,000	2,911,925
Calpine Corp., 7.875%, 2020 (n)	550,000	576,125
Dynegy Holdings, Inc., 7.75%, 2019	5,315,000	3,627,488
Edison Mission Energy, 7%, 2017	4,485,000	3,307,687
Energy Future Holdings Corp., 10%, 2020 (n)	3,385,000	3,545,456
Energy Future Holdings Corp., 10%, 2020	5,550,000	5,813,081
Genon Escrow Corp., 9.875%, 2020 (z)	2,125,000	2,071,875
Mirant North America LLC, 7.375%, 2013	1,830,000	1,878,038
NRG Energy, Inc., 7.375%, 2016	3,565,000	3,712,056
Texas Competitive Electric Holdings LLC, 10.25%, 2015	2,805,000	1,739,100

		$36,277,831

Total Bonds		$933,902,171

Floating Rate Loans (g)(r) – 2.3%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,951,520	$1,932,005

Automotive – 1.0%
Ford Motor Co., Term Loan B, 3.03%, 2013	$10,110,921	$10,005,545

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$1,034,060	$1,000,453
Local TV Finance LLC, Term Loan B, 2.29%, 2013	1,360,800	1,268,946
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	1,332,013	1,329,792

		$3,599,191

Building – 0.0%
Goodman Global, Inc., Second Lien Term Loan, 2017 (o)	$178,057	$181,529

9

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Consumer Services – 0.1%
Realogy Corp., Letter of Credit B, 0.01%, 2013			$179,760	$162,554
Realogy Corp., Term Loan B, 3.25%, 2013			1,318,765	1,192,540

				$1,355,094

Financial Institutions – 0.1%
American General Finance Corp., Term Loan, 7.25%, 2015			$515,446	$519,876

Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 0%, 2014 (d)			$4,910,923	$85,941
MGM Mirage, Inc., Term Loan E, 7%, 2014 (o)			3,911,218	3,685,779

				$3,771,720

Printing & Publishing – 0.0%
Ascend Media LLC, Term Loan, 0%, 2012 (d)			$458,333	$0

Utilities - Electric Power – 0.2%
TXU Corp., Term Loan B-2, 3.92%, 2014 (o)			$2,390,385	$1,873,166

Total Floating Rate Loans				$23,238,126

Common Stocks – 0.4%
Automotive – 0.1%
Accuride Corp. (a)			491,781	$609,808
Oxford Automotive, Inc. (a)			1,087	0

				$609,808

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)			598	$1,285,700

Construction – 0.1%
Nortek, Inc. (a)			22,060	$919,461

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			35,000	$625,800

Printing & Publishing – 0.0%
American Media, Inc. (a)			49,687	$304,086
Golden Books Family Entertainment, Inc. (a)			206,408	0
Quad/Graphics, Inc. (a)			3,260	145,755

				$449,841

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,318	$105,469

Total Common Stocks				$3,996,079

Convertible Bonds – 0.2%
Automotive – 0.2%
Accuride Corp., 7.5%, 2020			$581,039	$1,714,065

Preferred Stocks – 0.1%
Other Banks & Diversified Financials – 0.1%
Citigroup Capital XIII, 7.875%			22,775	$603,538

	Strike Price	First Exercise
Warrants – 0.3%
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	1,622	$3,487,300

10

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

	Strike Price	First Exercise		Value ($)
Warrants – continued
Building – 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (a)	$0.47	10/24/08	4,362	$0

Total Warrants				$3,487,300

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased – 0.1%
S&P 500 Index - March 2011 @ $1,225			282	$1,037,760

Issuer			Shares/Par
Money Market Funds (v) – 3.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value			38,246,535	$38,246,535

Total Investments				$1,006,225,574

Other Assets, Less Liabilities – 1.2%				12,377,605

Net Assets – 100.0%				$1,018,603,179

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $221,088,346 representing 21.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined.

The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie Ltd., CDO, FRN, 2.19%, 2011	10/13/06 - 9/22/10	$2,452,690	$1,022,955
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/03/10	225,772	288,857
American Media Operations, Inc., 14%, 2013	1/30/09 - 6/28/10	2,073,408	1,872,522
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	667,212	712,400
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,584,105	257,400
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	2,349,258	1,134,331
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06 - 7/25/10	1,068,973	22,197
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.588%, 2050	4/12/06 - 10/28/10	620,186	12,404
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.788%, 2050	4/12/06 - 10/26/10	1,925,443	38,509
Carrizo Oil & Gas, Inc., 8.625%, 2018	10/28/10 - 10/29/10	3,231,894	3,255,187
Falcon Franchise Loan LLC, FRN, 3.256%, 2025	1/29/03	980,246	826,245
Genon Escrow Corp., 9.875%, 2020	10/08/10	2,093,218	2,071,875
Georgia-Pacific Corp., 5.4%, 2020	10/27/10	1,544,878	1,569,540
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020	10/27/10	750,000	780,000
LBI Media, Inc., 8.5%, 2017	7/18/07	1,431,771	1,227,063
Local TV Finance LLC, 10%, 2015	11/13/07 - 6/15/10	3,125,451	2,732,109
Michaels Stores, Inc., 7.75%, 2018	10/07/10 - 10/20/10	2,029,183	2,029,500
Momentive Performance Materials, Inc., 9%, 2021	10/27/10	1,495,000	1,551,063
Morgan Stanley Capital I, Inc., 1%, 2039	7/20/04	469,962	525,240

11

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	$1,189,046	$1,104,100
Navios Maritime Acquisition Corp., 8.625%, 2017	10/06/10	1,255,000	1,267,550
Nielsen Finance LLC, 7.75%, 2018	9/30/10	1,245,847	1,300,494
Omnova Solutions, Inc., 7.875%, 2018	10/22/10	995,000	1,017,388
Reynolds Group, 7.125%, 2019	10/06/10	1,490,000	1,553,325
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	1,358,280	1,366,855
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	2,631,200
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	3,190,538	3,172,912
Univision Communications, Inc., 7.875%, 2020	10/18/10 - 10/25/10	1,345,524	1,375,500
Wachovia Credit, CDO, FRN, 1.639%, 2026	6/08/06	1,320,000	462,000

Total Restricted Securities			$37,180,721
% of Net Assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

13

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/10 - continued

The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,942,122	$4,878,469	$304,086	$9,124,677
Non-U.S. Sovereign Debt	—	799,423	—	799,423
Corporate Bonds	—	808,741,431	—	808,741,431
Commercial Mortgage-Backed Securities	—	7,436,545	—	7,436,545
Asset-Backed Securities (including CDOs)	—	5,027,622	1,022,955	6,050,577
Foreign Bonds	—	112,588,260	—	112,588,260
Floating Rate Loans	—	23,238,126	—	23,238,126
Mutual Funds	38,246,535	—	—	38,246,535

Total Investments	$42,188,657	$962,709,876	$1,327,041	$1,006,225,574

Other Financial Instruments
Futures	$(445)	$—	$—	$(445)
Forward Currency Contracts	—	(472,618)	—	(472,618)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)	Total
Balance as of 1/31/10	$142,603	$1,201,818	$1,344,421
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	161,483	(178,863)	(17,380)
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 10/31/10	$304,086	$1,022,955	$1,327,041

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at October 31, 2010 is $(17,380).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$983,703,846

Gross unrealized appreciation	$71,882,406
Gross unrealized depreciation	(49,360,678)

Net unrealized appreciation (depreciation)	$22,521,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	3,968,686	12/15/10	$5,048,208	$5,520,826	$(472,618)

14

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/10 - continued

Futures Contracts Outstanding at 10/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	127	$16,037,719	December - 2010	$(445)

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,282,620	263,562,191	(250,598,276)	38,246,535

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,668	$38,246,535

15

MFS® High Yield Opportunities Fund

10/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Bonds – 92.5%
Aerospace – 1.6%
Alliant Techsystems, Inc., 6.875%, 2020	$915,000	$963,000
BE Aerospace, Inc., 8.5%, 2018	1,205,000	1,349,600
BE Aerospace, Inc., 6.875%, 2020	735,000	780,937
Bombardier, Inc., 7.5%, 2018 (n)	2,510,000	2,742,175
Bombardier, Inc., 7.45%, 2034 (n)	315,000	308,700
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	3,562,000	2,871,863
Oshkosh Corp., 8.25%, 2017	525,000	573,563
Oshkosh Corp., 8.5%, 2020	670,000	742,025

		$10,331,863

Airlines – 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$615,684	$581,821
Continental Airlines, Inc., 6.748%, 2017	162,222	161,411
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020 (n)	519,000	544,950

		$1,288,182

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 8%, 2016	$1,210,000	$1,309,825
Phillips-Van Heusen Corp., 7.375%, 2020	1,500,000	1,625,625

		$2,935,450

Asset-Backed & Securitized – 1.3%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.589%, 2038 (z)	1,154,634	57,732
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045 (z)	1,025,662	64,104
Babson Ltd., CLO, “D”, FRN, 1.789%, 2018 (n)	1,005,000	675,863
Banc of America Commercial Mortgage, Inc., FRN, 6.194%, 2018 (z)	3,830,049	1,125,486
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2017	2,500,000	882,914
Crest Ltd., CDO, 7%, 2040	1,028,577	51,429
Falcon Franchise Loan LLC, FRN, 3.272%, 2025 (i)(z)	1,321,791	104,818
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.742%, 2049	1,607,194	597,295
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.742%, 2049	2,453,353	825,738
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.742%, 2049	6,734,569	2,060,856
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	1,390,000	423,288
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.881%, 2030 (i)	1,444,221	35,029
Merrill Lynch Mortgage Trust, FRN, “B”, 5.826%, 2050	1,390,000	450,277
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	725,000	584,581
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	3,734,487	110,167
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	1,607,503	348,342
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	1,014,976	190,747

		$8,664,705

Automotive – 2.5%
Accuride Corp., 9.5%, 2018 (n)	$1,820,000	$1,983,800
Allison Transmission, Inc., 11%, 2015 (n)	1,655,000	1,795,675
Ford Motor Credit Co. LLC, 12%, 2015	7,501,000	9,614,624
General Motors Corp., 7.125%, 2013 (d)	3,055,000	1,069,250
Goodyear Tire & Rubber Co., 10.5%, 2016	1,585,000	1,814,825

		$16,278,174

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)	$1,305,000	$1,424,081

Biotechnology – 0.1%
UHS Escrow Corp., 7%, 2018 (n)	$315,000	$332,325

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – 5.1%
Allbritton Communications Co., 8%, 2018		$785,000	$810,513
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		1,257,792	610,134
Entravision Communications Corp., 8.75%, 2017 (n)		415,000	444,569
Inmarsat Finance PLC, 7.375%, 2017 (n)		1,670,000	1,786,900
Intelsat Jackson Holdings Ltd., 9.5%, 2016		5,050,000	5,390,875
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (n)		1,095,000	1,119,638
Lamar Media Corp., 6.625%, 2015		1,115,000	1,144,269
Lamar Media Corp., “C”, 6.625%, 2015		1,025,000	1,049,344
LBI Media Holdings, Inc., 11%, 2013		2,925,000	2,636,156
LBI Media, Inc., 8.5%, 2017 (z)		1,420,000	1,201,675
Local TV Finance LLC, 10%, 2015 (p)(z)		2,019,083	1,734,729
Newport Television LLC, 13%, 2017 (n)(p)		1,186,514	1,034,245
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		2,462,842	2,286,748
Nexstar Broadcasting Group, Inc., 7%, 2014		811,000	770,450
Salem Communications Corp., 9.625%, 2016		438,000	478,515
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,610,000	1,771,000
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		290,000	301,600
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,380,000	1,488,675
Univision Communications, Inc., 12%, 2014 (n)		565,000	625,031
Univision Communications, Inc., 10.5%, 2015 (n)(p)		5,041,181	5,279,377
Univision Communications, Inc., 7.875%, 2020 (z)		730,000	766,500
Young Broadcasting, Inc., 8.75%, 2014 (d)		4,595,000	0

			$32,730,943

Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 7.875%, 2015		$1,970,000	$1,947,838
E*TRADE Financial Corp., 12.5%, 2017		1,875,000	2,170,313
Janus Capital Group, Inc., 6.95%, 2017		2,075,000	2,173,114
Nuveen Investments, Inc., 10.5%, 2015		1,185,000	1,238,325

			$7,529,590

Building – 2.0%
Associated Materials, Inc., 11.25%, 2014		$2,140,000	$2,222,390
Building Materials Holding Corp., 6.875%, 2018 (n)		1,150,000	1,150,000
Building Materials Holding Corp., 7%, 2020 (n)		590,000	615,075
CEMEX Finance LLC, 9.5%, 2016 (n)		601,000	607,010
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	835,000	1,106,951
Goodman Global, Inc., 13.5%, 2016		$1,190,000	1,310,488
Masco Corp., 7.125%, 2020		660,000	692,778
Nortek, Inc., 11%, 2013		2,635,666	2,806,984
Ply Gem Industries, Inc., 11.75%, 2013		875,000	939,531
Ply Gem Industries, Inc., 13.125%, 2014		1,065,000	1,138,219

			$12,589,426

Business Services – 1.6%
First Data Corp., 9.875%, 2015		$2,395,000	$2,023,775
Interactive Data Corp., 10.25%, 2018 (n)		1,690,000	1,848,438
Iron Mountain, Inc., 6.625%, 2016		1,420,000	1,427,100
SunGard Data Systems, Inc., 9.125%, 2013		455,000	465,806
SunGard Data Systems, Inc., 10.25%, 2015		3,428,000	3,612,255
Terremark Worldwide, Inc., 12%, 2017		625,000	717,188

			$10,094,562

Cable TV – 3.2%
Cablevision Systems Corp., 8.625%, 2017		$1,930,000	$2,178,488
CCH II LLC, 13.5%, 2016		1,665,000	1,993,838

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	$395,000	$419,688
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	1,015,000	1,096,200
Charter Communications Operating LLC, 10.875%, 2014 (n)	870,000	991,800
CSC Holdings LLC, 8.5%, 2014	540,000	602,100
CSC Holdings LLC, 8.5%, 2015	1,800,000	1,982,250
EchoStar Corp., 7.125%, 2016	1,640,000	1,738,400
Insight Communications Co., Inc., 9.375%, 2018 (n)	965,000	1,047,025
Mediacom LLC, 9.125%, 2019	2,295,000	2,426,963
Myriad International Holdings B.V., 6.375%, 2017 (n)	864,000	908,496
Videotron LTEE, 6.875%, 2014	835,000	846,481
Virgin Media Finance PLC, 9.125%, 2016	3,244,000	3,467,025
Virgin Media Finance PLC, 9.5%, 2016	700,000	795,375

		$20,494,129

Chemicals – 3.5%
Ashland, Inc., 9.125%, 2017	$1,345,000	$1,550,113
Braskem S.A., 7%, 2020 (n)	1,405,000	1,508,970
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	1,005,000	1,067,813
Hexion Specialty Chemicals, Inc., 8.875%, 2018	1,825,000	1,959,594
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (z)	445,000	462,800
Huntsman International LLC, 8.625%, 2021 (n)	2,335,000	2,559,744
Lumena Resources Corp., 12%, 2014 (n)	1,213,000	1,141,736
Lyondell Chemical Co., 11%, 2018	2,582,369	2,892,253
Momentive Performance Materials, Inc., 12.5%, 2014	1,747,000	1,995,948
Momentive Performance Materials, Inc., 11.5%, 2016	2,305,000	2,495,163
Momentive Performance Materials, Inc., 9%, 2021 (z)	880,000	913,000
Omnova Solutions, Inc., 7.875%, 2018 (z)	590,000	603,275
Rhodia S.A., 6.875%, 2020 (n)	1,135,000	1,193,169
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	228,000	242,450
Solutia, Inc., 7.875%, 2020	1,780,000	1,964,675

		$22,550,703

Computer Software - Systems – 0.3%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$1,825,000	$1,975,563

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,325,000	$2,452,875
Pinafore LLC, 9%, 2018 (n)	580,000	620,600

		$3,073,475

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$465,000	$524,869
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)	263,000	303,436

		$828,305

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015	$180,000	$203,175
ACCO Brands Corp., 7.625%, 2015	610,000	603,900
Central Garden & Pet Co., 8.25%, 2018	915,000	960,750
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	804,825
Jarden Corp., 7.5%, 2017	1,650,000	1,755,188
Libbey Glass, Inc., 10%, 2015 (n)	1,090,000	1,185,375
NBTY, Inc., 9%, 2018 (n)	220,000	233,750
Visant Corp., 10%, 2017 (n)	1,450,000	1,544,250

		$7,291,213

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$1,620,000	$1,713,150

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
KAR Holdings, Inc., FRN, 4.466%, 2014	$815,000	$762,025
Service Corp. International, 7%, 2017	2,870,000	3,056,550
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,885,000	2,087,638

		$7,619,363

Containers – 1.2%
Graham Packaging Holdings Co., 9.875%, 2014	$3,720,000	$3,859,500
Graham Packaging Holdings Co., 8.25%, 2018 (n)	290,000	300,150
Greif, Inc., 6.75%, 2017	685,000	714,113
Owens-Illinois, Inc., 7.375%, 2016	1,285,000	1,400,650
Reynolds Group, 7.75%, 2016 (n)	600,000	636,000
Reynolds Group, 7.125%, 2019 (z)	890,000	927,825

		$7,838,238

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018	$265,000	$281,563
MOOG, Inc., 7.25%, 2018	710,000	743,725

		$1,025,288

Electronics – 1.0%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$680,000	$746,300
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	2,830,000	3,028,100
NXP B.V., 7.875%, 2014	1,345,000	1,395,438
NXP B.V., 9.75%, 2018 (n)	884,000	964,665

		$6,134,503

Emerging Market Quasi-Sovereign – 2.9%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (z)	$915,000	$906,820
Dubai Electricity & Water Authority, 6.375%, 2016 (z)	286,000	283,302
Dubai Electricity & Water Authority, 7.375%, 2020 (z)	977,000	960,853
Ecopetrol S.A., 7.625%, 2019	547,000	672,810
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	189,000	199,419
Financing of Ukraine Infrastructure, 8.375%, 2017	1,905,000	1,932,584
Gaz Capital S.A., 8.125%, 2014 (n)	1,344,000	1,527,120
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	1,099,451
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	366,165
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	847,718
Majapahit Holding B.V., 8%, 2019 (n)	112,000	139,020
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,413,650
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	1,945,820
Provence of Buenos Aires, 11.75%, 2015 (n)	1,617,000	1,641,255
Qtel International Finance Ltd., 7.875%, 2019 (n)	171,000	210,078
SCF Capital Ltd., 5.375%, 2017 (z)	639,000	626,852
VEB Finance Ltd., 6.902%, 2020 (n)	1,206,000	1,289,214
VTB Capital S.A., 6.465%, 2015 (n)	442,000	457,470
VTB Capital S.A., 6.551%, 2020 (z)	2,245,000	2,267,899

		$18,787,500

Emerging Market Sovereign – 1.0%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$904,550
Government of Ukraine, 6.875%, 2015 (n)	240,000	240,840
Government of Ukraine, 7.75%, 2020 (n)	166,000	167,660
Republic of Argentina, 8.75%, 2017	635,000	658,813
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	959,052
Republic of Argentina, FRN, 0.677%, 2012	1,063,950	987,658
Republic of Sri Lanka, 6.25%, 2020 (n)	102,000	105,953
Republic of Uruguay, 8%, 2022	1,166,000	1,568,270

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Venezuela, 7%, 2018	$824,000	$556,200
Republic of Venezuela, 9.25%, 2027	797,000	581,810

		$6,730,806

Energy - Independent – 5.5%
Anadarko Petroleum Corp., 5.95%, 2016	$1,685,000	$1,842,800
Anadarko Petroleum Corp., 6.375%, 2017	150,000	166,637
Anadarko Petroleum Corp., 8.7%, 2019	710,000	878,966
Atlas Energy Operating Co. LLC, 12.125%, 2017	730,000	854,100
Atlas Energy Operating Co. LLC, 10.75%, 2018	580,000	652,500
Berry Petroleum Co., 10.25%, 2014	880,000	1,015,300
Carrizo Oil & Gas, Inc., 8.625%, 2018 (z)	1,720,000	1,741,500
Denbury Resources, Inc., 8.25%, 2020	1,460,000	1,627,900
Harvest Operations Corp., 6.875%, 2017 (n)	1,535,000	1,611,750
Hilcorp Energy I LP, 9%, 2016 (n)	2,125,000	2,241,875
Linn Energy LLC, 8.625%, 2020 (n)	425,000	459,000
Linn Energy LLC, 7.75%, 2021 (n)	1,188,000	1,226,610
Newfield Exploration Co., 6.625%, 2016	1,230,000	1,279,200
OPTI Canada, Inc., 9.75%, 2013 (n)	1,140,000	1,162,800
OPTI Canada, Inc., 8.25%, 2014	2,855,000	2,162,663
Penn Virginia Corp., 10.375%, 2016	1,650,000	1,815,000
Pioneer Natural Resources Co., 6.875%, 2018	1,340,000	1,463,602
Pioneer Natural Resources Co., 7.5%, 2020	1,465,000	1,650,028
Plains Exploration & Production Co., 7%, 2017	3,225,000	3,337,875
QEP Resources, Inc., 6.875%, 2021	1,585,000	1,723,688
Quicksilver Resources, Inc., 8.25%, 2015	1,170,000	1,190,475
Quicksilver Resources, Inc., 9.125%, 2019	1,655,000	1,766,713
Range Resources Corp., 8%, 2019	580,000	642,350
SandRidge Energy, Inc., 8%, 2018 (n)	3,195,000	3,195,000

		$35,708,332

Energy - Integrated – 0.5%
CCL Finance Ltd., 9.5%, 2014	$459,000	$535,309
CCL Finance Ltd., 9.5%, 2014 (n)	1,580,000	1,842,675
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,105,406

		$3,483,390

Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016	$1,240,000	$1,322,150
AMC Entertainment, Inc., 8.75%, 2019	2,000,000	2,142,500
Cinemark USA, Inc., 8.625%, 2019	1,000,000	1,078,750

		$4,543,400

Financial Institutions – 4.8%
American General Finance Corp., 6.9%, 2017	$1,585,000	$1,319,513
CIT Group, Inc., 7%, 2014	2,250,000	2,261,250
CIT Group, Inc., 7%, 2016	2,410,000	2,400,963
CIT Group, Inc., 7%, 2017	7,690,000	7,651,550
Credit Acceptance Corp., 9.125%, 2017 (z)	805,000	845,250
GMAC, Inc., 6.75%, 2014	5,800,000	6,075,500
International Lease Finance Corp., 5.625%, 2013	1,980,000	1,992,375
International Lease Finance Corp., 8.75%, 2017 (n)	3,005,000	3,418,188
International Lease Finance Corp., 7.125%, 2018 (n)	1,969,000	2,165,900
Nationstar Mortgage LLC, 10.875%, 2015 (z)	1,660,000	1,502,300
SLM Corp., 8%, 2020	1,000,000	1,010,768

		$30,643,557

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – 1.5%
ARAMARK Corp., 8.5%, 2015		$1,070,000	$1,123,500
B&G Foods, Inc., 7.625%, 2018		930,000	990,450
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		453,000	489,240
Constellation Brands, Inc., 7.25%, 2016		675,000	742,500
Del Monte Foods Co., 6.75%, 2015		2,180,000	2,245,400
Pinnacle Foods Finance LLC, 9.25%, 2015		2,555,000	2,692,331
TreeHouse Foods, Inc., 7.75%, 2018		1,420,000	1,556,675

			$9,840,096

Forest & Paper Products – 2.5%
Boise, Inc., 8%, 2020		$1,325,000	$1,431,000
Cascades, Inc., 7.75%, 2017		875,000	935,156
Cellu Tissue Holdings, Inc., 11.5%, 2014		1,820,000	2,120,300
Georgia-Pacific Corp., 7.125%, 2017 (n)		835,000	897,625
Georgia-Pacific Corp., 5.4%, 2020 (z)		922,000	931,220
Georgia-Pacific Corp., 8%, 2024		1,040,000	1,271,400
Georgia-Pacific Corp., 7.25%, 2028		405,000	445,500
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,062,788
JSG Funding PLC, 7.75%, 2015		1,365,000	1,402,538
Millar Western Forest Products Ltd., 7.75%, 2013		3,610,000	3,303,150
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		705,000	713,802
Sino-Forest Corp., 6.25%, 2017 (z)		80,000	80,300
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,330,909
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$362,000	398,653

			$16,324,341

Gaming & Lodging – 4.6%
Ameristar Casinos, Inc., 9.25%, 2014		$515,000	$557,488
Firekeepers Development Authority, 13.875%, 2015 (n)		2,355,000	2,761,238
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,510,000	10,074
Gaylord Entertainment Co., 6.75%, 2014		2,070,000	2,075,175
GWR Operating Partnership LLP, 10.875%, 2017 (n)		1,370,000	1,445,350
Harrah’s Operating Co., Inc., 11.25%, 2017		2,530,000	2,795,650
Harrah’s Operating Co., Inc., 10%, 2018		679,000	589,033
Harrah’s Operating Co., Inc., 10%, 2018		2,606,000	2,260,705
Host Hotels & Resorts, Inc., 9%, 2017		3,450,000	3,889,875
MGM Mirage, 10.375%, 2014		260,000	292,500
MGM Mirage, 11.125%, 2017		640,000	736,000
MGM Mirage, 9%, 2020 (n)		1,185,000	1,296,094
MGM Resorts International, 11.375%, 2018		3,040,000	3,154,000
MTR Gaming Group, Inc., 9%, 2012		970,000	863,300
Penn National Gaming, Inc., 8.75%, 2019		1,340,000	1,484,050
Pinnacle Entertainment, Inc., 7.5%, 2015		1,315,000	1,308,425
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,010,000	1,262,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		600,000	664,500
Station Casinos, Inc., 6.5%, 2014 (d)		3,810,000	5,258
Station Casinos, Inc., 6.875%, 2016 (d)		6,275,000	753
Station Casinos, Inc., 7.75%, 2016 (d)		821,000	90
Wyndham Worldwide Corp., 7.375%, 2020		1,265,000	1,402,989
Wynn Las Vegas LLC, 7.75%, 2020 (n)		680,000	737,800

			$29,592,847

Industrial – 1.2%
Altra Holdings, Inc., 8.125%, 2016		$900,000	$941,625
Baldor Electric Co., 8.625%, 2017		2,180,000	2,327,150
Diversey, Inc., 8.25%, 2019		910,000	995,313

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Great Lakes Dredge & Dock Corp., 7.75%, 2013	$1,080,000	$1,093,500
Hillman Cos., Inc., 10.875%, 2018 (n)	810,000	866,700
Mueller Water Products, Inc., 7.375%, 2017	1,150,000	1,040,750
Mueller Water Products, Inc., 8.75%, 2020 (n)	434,000	470,348

		$7,735,386

Insurance – 1.9%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$6,220,000	$6,624,300
ING Groep N.V., 5.775% to 2015, FRN to 2049	3,725,000	3,436,313
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	2,000,000	2,410,000

		$12,470,613

Insurance - Property & Casualty – 1.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$3,045,000	$3,775,800
USI Holdings Corp., 9.75%, 2015 (z)	4,015,000	4,025,038
XL Group PLC, 6.5% to 2017, FRN to 2049	3,725,000	3,333,875
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,230,000	1,180,800

		$12,315,513

Machinery & Tools – 0.8%
Case Corp., 7.25%, 2016	$670,000	$730,300
Case New Holland, Inc., 7.875%, 2017 (n)	2,955,000	3,302,213
Rental Service Corp., 9.5%, 2014	1,350,000	1,409,063

		$5,441,576

Major Banks – 1.8%
Bank of America Corp., 8% to 2018, FRN to 2059	$3,170,000	$3,199,069
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	3,365,000	3,587,124
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	825,000	677,531
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	3,965,000	3,846,050

		$11,309,774

Medical & Health Technology & Services – 6.5%
Biomet, Inc., 10%, 2017	$1,000,000	$1,110,000
Biomet, Inc., 11.625%, 2017	3,365,000	3,789,831
Community Health Systems, Inc., 8.875%, 2015	2,820,000	3,017,400
Cooper Cos., Inc., 7.125%, 2015	320,000	332,000
Davita, Inc., 6.375%, 2018	1,470,000	1,503,075
Davita, Inc., 6.625%, 2020	750,000	771,563
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,476,888
HCA, Inc., 9%, 2014	4,680,000	4,990,050
HCA, Inc., 9.25%, 2016	3,425,000	3,707,563
HCA, Inc., 8.5%, 2019	1,085,000	1,220,625
HealthSouth Corp., 8.125%, 2020	2,525,000	2,727,000
Psychiatric Solutions, Inc., 7.75%, 2015	260,000	270,400
Psychiatric Solutions, Inc., 7.75%, 2015	1,005,000	1,045,200
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,899,450
Tenet Healthcare Corp., 9.25%, 2015	2,160,000	2,386,800
Tenet Healthcare Corp., 8%, 2020 (n)	545,000	553,856
U.S. Oncology, Inc., 10.75%, 2014	1,615,000	1,673,544
United Surgical Partners International, Inc., 8.875%, 2017	765,000	805,163
United Surgical Partners International, Inc., 9.25%, 2017 (p)	995,000	1,052,213
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,955,000	2,038,088
Universal Hospital Services, Inc., FRN, 4.134%, 2015	590,000	531,000
Vanguard Health Systems, Inc., 8%, 2018	1,470,000	1,549,013
VWR Funding, Inc., 10.25%, 2015 (p)	2,529,719	2,675,178

		$42,125,900

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.7%
Arch Coal, Inc., 7.25%, 2020	$680,000	$744,600
Arch Western Finance LLC, 6.75%, 2013	570,000	575,700
Berau Capital Resources, 12.5%, 2015 (n)	1,224,000	1,409,130
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	167,000	174,236
Cloud Peak Energy, Inc., 8.25%, 2017	1,300,000	1,413,750
Cloud Peak Energy, Inc., 8.5%, 2019	1,495,000	1,644,500
CONSOL Energy, Inc., 8%, 2017 (n)	990,000	1,084,050
CONSOL Energy, Inc., 8.25%, 2020 (n)	660,000	735,900
Peabody Energy Corp., 5.875%, 2016	10,000	10,138
Peabody Energy Corp., 7.375%, 2016	840,000	951,300
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	615,000	666,506
Southern Copper Corp., 5.375%, 2020	101,000	107,150
Southern Copper Corp., 6.75%, 2040	326,000	350,256
Teck Resources Ltd., 10.25%, 2016	201,000	248,235
U.S. Steel Corp., 7.375%, 2020	1,000,000	1,043,750

		$11,159,201

Natural Gas - Distribution – 0.6%
AmeriGas Partners LP, 7.125%, 2016	$1,115,000	$1,162,388
Ferrellgas Partners LP, 8.625%, 2020	1,345,000	1,486,225
Inergy LP, 7%, 2018 (n)	1,405,000	1,468,225

		$4,116,838

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,770,000	$1,823,100
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,729,475
Crosstex Energy, Inc., 8.875%, 2018	1,485,000	1,603,800
El Paso Corp., 8.25%, 2016	1,230,000	1,397,588
El Paso Corp., 7%, 2017	1,370,000	1,493,352
El Paso Corp., 7.75%, 2032	670,000	717,484
Energy Transfer Equity LP, 7.5%, 2020	1,265,000	1,378,850
Enterprise Products Partners LP, FRN, 8.375%, 2066	870,000	917,850
Enterprise Products Partners LP, FRN, 7.034%, 2068	544,000	561,680
MarkWest Energy Partners LP, 6.875%, 2014	1,280,000	1,308,800
MarkWest Energy Partners LP, 8.75%, 2018	300,000	329,250
MarkWest Energy Partners LP, 6.75%, 2020	375,000	383,438

		$13,644,667

Network & Telecom – 2.5%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$699,000	$645,701
Cincinnati Bell, Inc., 8.25%, 2017	405,000	411,075
Cincinnati Bell, Inc., 8.75%, 2018	3,305,000	3,197,588
Citizens Communications Co., 9%, 2031	540,000	602,100
Frontier Communications Corp., 8.5%, 2020	1,395,000	1,611,225
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	2,159,220
Qwest Communications International, Inc., 8%, 2015	605,000	657,938
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,402,500
Telemar Norte Leste S.A., 5.5%, 2020 (z)	624,000	627,900
Windstream Corp., 8.625%, 2016	3,100,000	3,293,750
Windstream Corp., 8.125%, 2018 (n)	305,000	328,638
Windstream Corp., 7.75%, 2020 (n)	880,000	932,800

		$15,870,435

Oil Services – 1.1%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$585,000	$587,925
Basic Energy Services, Inc., 7.125%, 2016	480,000	456,000

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – continued
Edgen Murray Corp., 12.25%, 2015	$835,000	$678,438
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,565,000	1,541,525
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	2,025,000	1,863,000
Pioneer Drilling Co., 9.875%, 2018	1,815,000	1,905,750

		$7,032,638

Oils – 0.6%
LUKOIL International Finance B.V., 6.125%, 2020 (z)	$1,600,000	$1,585,296
Petroplus Holdings AG, 9.375%, 2019 (n)	2,160,000	2,073,600

		$3,658,896

Other Banks & Diversified Financials – 2.5%
Banco BMG S.A., 8.875%, 2020 (n)	$853,000	$922,187
Banco Cruzeiro do Sul S.A., 8.875%, 2020 (n)	736,000	770,960
Banco Internacional del Peru, 5.75%, 2020 (z)	217,000	218,085
Banco PanAmericano S.A., 8.5%, 2020 (n)	421,000	460,995
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,137,000	1,202,392
Capital One Financial Corp., 10.25%, 2039	1,665,000	1,806,525
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	4,305,000	4,504,106
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	985,000	1,127,155
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	1,735,000	1,717,650
Santander UK PLC, 8.963% to 2030, FRN to 2049	2,730,000	2,971,493
Telemovil Finance Co. Ltd., 8%, 2017 (n)	112,000	116,357
Zhaikmunai Finance B.V., 10.5%, 2015 (z)	545,000	537,506

		$16,355,411

Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$1,145,000	$1,195,094
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	145,000	152,250

		$1,347,344

Precious Metals & Minerals – 0.2%
ALROSA Finance S.A., 7.75%, 2020 (z)	$1,071,000	$1,074,404

Printing & Publishing – 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$272,914	$266,091
American Media Operations, Inc., 14%, 2013 (p)(z)	2,862,287	1,724,925
Morris Publishing Group LLC, 10%, 2014	795,541	776,647
Nielsen Finance LLC, 10%, 2014	324,000	340,605
Nielsen Finance LLC, 11.5%, 2016	1,010,000	1,161,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	1,456,000	1,483,300
Nielsen Finance LLC, 7.75%, 2018 (z)	740,000	766,825

		$6,519,893

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$750,000	$810,000

Real Estate – 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,403,825
Developers Diversified Realty Corp., 7.875%, 2020	680,000	738,087
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	765,000	793,688

		$2,935,600

Retailers – 2.5%
Couche-Tard, Inc., 7.5%, 2013	$635,000	$644,525
Express LLC/Express Finance Corp., 8.75%, 2018	820,000	873,300
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	2,345,000	2,324,481
Limited Brands, Inc., 6.9%, 2017	945,000	1,025,325
Limited Brands, Inc., 6.95%, 2033	540,000	503,550

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Neiman Marcus Group, Inc., 10.375%, 2015	$2,890,000	$3,048,950
QVC, Inc., 7.375%, 2020 (n)	1,560,000	1,669,200
Rent-A-Center, Inc., 6.625%, 2020	300,000	303,000
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,745,025
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,668,050
Toys “R” Us, Inc., 8.5%, 2017 (n)	2,260,000	2,446,450

		$16,251,856

Specialty Stores – 0.8%
Michaels Stores, Inc., 11.375%, 2016	$1,660,000	$1,830,150
Michaels Stores, Inc., 7.75%, 2018 (z)	1,175,000	1,163,250
Payless ShoeSource, Inc., 8.25%, 2013	1,808,000	1,839,640

		$4,833,040

Steel – 0.0%
Steel Capital S.A., 6.7%, 2017 (z)	$130,000	$129,198

Supranational – 0.0%
Eurasian Development Bank, 7.375%, 2014 (n)	$103,000	$113,815

Telecommunications - Wireless – 4.7%
Clearwire Corp., 12%, 2015 (n)	$3,895,000	$4,313,713
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,077,500
Crown Castle International Corp., 9%, 2015	855,000	955,463
Crown Castle International Corp., 7.75%, 2017 (n)	665,000	746,463
Crown Castle International Corp., 7.125%, 2019	590,000	649,000
Digicel Group Ltd., 12%, 2014 (n)	362,000	423,993
Digicel Group Ltd., 8.25%, 2017 (n)	1,450,000	1,524,313
Digicel Group Ltd., 10.5%, 2018 (n)	610,000	671,763
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	167,000	172,010
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	137,000	154,981
MetroPCS Wireless, Inc., 9.25%, 2014	260,000	272,350
MetroPCS Wireless, Inc., 7.875%, 2018	1,615,000	1,732,088
MTS International Funding Ltd., 8.625%, 2020 (n)	777,000	902,291
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	722,000	836,618
Nextel Communications, 7.375%, 2015	1,080,000	1,084,050
NII Holdings, Inc., 10%, 2016	1,200,000	1,360,500
NII Holdings, Inc., 8.875%, 2019	785,000	873,313
SBA Communications Corp., 8.25%, 2019	875,000	984,375
Sprint Capital Corp., 6.875%, 2028	670,000	631,475
Sprint Nextel Corp., 8.375%, 2017	3,215,000	3,544,538
Sprint Nextel Corp., 8.75%, 2032	1,915,000	2,101,713
Wind Acquisition Finance S.A., 12%, 2015 (n)	2,970,000	3,148,200
Wind Acquisition Finance S.A., 11.75%, 2017 (z)	1,845,000	2,103,300

		$30,264,010

Telephone Services – 0.4%
Frontier Communications Corp., 8.125%, 2018	$1,480,000	$1,687,200
PT Bakrie Telecom Tbk., 11.5%, 2015 (n)	710,000	775,675

		$2,462,875

Tobacco – 0.1%
Alliance One International, Inc., 10%, 2016	$835,000	$918,500

Transportation - Services – 1.1%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$575,000	$598,000
Commercial Barge Line Co., 12.5%, 2017	2,175,000	2,452,313
Hertz Corp., 8.875%, 2014	2,335,000	2,399,213

10

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Hertz Corp., 7.5%, 2018 (n)	$1,045,000	$1,076,350
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	745,000	752,450

		$7,278,326

Utilities - Electric Power – 3.1%
AES Corp., 8%, 2017	$1,940,000	$2,134,000
Calpine Corp., 8%, 2016 (n)	1,260,000	1,363,950
Calpine Corp., 7.875%, 2020 (n)	300,000	314,250
Colbun S.A., 6%, 2020 (n)	403,000	436,023
Dynegy Holdings, Inc., 7.75%, 2019	2,205,000	1,504,913
Edison Mission Energy, 7%, 2017	3,065,000	2,260,438
Energy Future Holdings Corp., 10%, 2020 (n)	3,035,000	3,178,865
Energy Future Holdings Corp., 10%, 2020	3,750,000	3,927,758
Genon Escrow Corp., 9.875%, 2020 (z)	1,150,000	1,121,250
Mirant North America LLC, 7.375%, 2013	665,000	682,456
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	878,875
NRG Energy, Inc., 7.375%, 2016	830,000	864,238
Texas Competitive Electric Holdings LLC, 10.25%, 2015	2,435,000	1,509,700

		$20,176,716

Total Bonds		$597,036,775

Floating Rate Loans (g)(r) – 2.0%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$918,848	$909,659

Automotive – 0.8%
Ford Motor Co., Term Loan B, 3.03%, 2013	$5,292,760	$5,237,599

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$542,593	$524,959
Local TV Finance LLC, Term Loan B, 2.29%, 2013	116,948	109,054
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	648,497	647,416

		$1,281,429

Building – 0.3%
Goodman Global, Inc., Second Lien Term Loan, 2017 (o)	$100,907	$102,874
Roofing Supply Group, Inc., Term Loan B, 9.23%, 2013	1,687,371	1,657,842

		$1,760,716

Consumer Services – 0.1%
Realogy Corp., Letter of Credit B, 3.28%, 2013	$85,663	$77,464
Realogy Corp., Term Loan B, 3.25%, 2013	628,449	568,298

		$645,762

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$253,118	$255,293

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$5,131,694	$89,805
MGM Mirage, Inc., Term Loan E, 7%, 2014 (o)	2,071,852	1,952,433

		$2,042,238

Utilities - Electric Power – 0.2%
TXU Corp., Term Loan B-2, 3.92%, 2014 (o)	$1,274,421	$998,668

Total Floating Rate Loans		$13,131,364

Common Stocks – 0.5%
Automotive – 0.1%
Accuride Corp. (a)	281,527	$349,093

11

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Oxford Automotive, Inc. (a)			29	$0

				$349,093

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)			291	$625,650

Construction – 0.1%
Nortek, Inc. (a)			23,029	$959,849

Containers – 0.1%
Owens-Illinois, Inc. (a)			12,400	$347,572

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)			490	$2,680

Gaming & Lodging – 0.0%
Ameristar Casinos, Inc.			15,300	$273,564

Printing & Publishing – 0.1%
American Media, Inc. (a)			45,771	$280,118
Quad/Graphics, Inc. (a)			3,067	137,126

				$417,244

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,422	$110,201

Total Common Stocks				$3,085,853

Preferred Stocks – 0.1%
Other Banks & Diversified Financials – 0.1%
Citigroup Capital XIII, 7.875%			12,400	$328,600

	Strike Price	First Exercise
Warrants – 0.3%
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	789	$1,696,350

			Shares/Par
Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020			$308,262	$909,373

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased – 0.1%
S&P 500 Index - March 2011 @ $1,225			152	$559,360

Issuer			Shares/Par
Money Market Funds (v) – 3.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value			24,497,856	$24,497,856

Total Investments				$641,245,531

Other Assets, Less Liabilities – 0.6%				4,037,463

Net Assets – 100.0%				$645,282,994

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

12

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $161,222,305, representing 25.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined.

The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ALROSA Finance S.A., 7.75%, 2020	10/28/10	$1,071,000	$1,074,404
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/03/10	207,978	266,091
American Media Operations, Inc., 14%, 2013	1/30/09 - 6/28/10	1,909,977	1,724,925
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	560,068	598,000
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,335,695	75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.589%, 2038	12/20/05	1,154,634	57,732
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045	9/21/04	899,040	64,104
Banc of America Commercial Mortgage, Inc., FRN, 6.194%, 2018	6/19/08	2,820,174	1,125,486
Banco Internacional del Peru, 5.75%, 2020	9/30/10	216,611	218,085
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	1,263,856	610,134
Carrizo Oil & Gas, Inc., 8.625%, 2018	10/28/10 - 10/29/10	1,727,713	1,741,500
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	10/28/10	898,887	906,820
Credit Acceptance Corp., 9.125%, 2017	1/25/10	786,417	845,250
Dubai Electricity & Water Authority, 6.375%, 2016	10/14/10	286,000	283,302
Dubai Electricity & Water Authority, 7.375%, 2020	10/14/10	977,000	960,853
Falcon Franchise Loan LLC, FRN, 3.272%, 2025	1/29/03	124,355	104,818
Genon Escrow Corp., 9.875%, 2020	10/08/10	1,132,800	1,121,250
Georgia-Pacific Corp., 5.4%, 2020	10/27/10	916,588	931,220
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020	10/27/10	445,000	462,800
LBI Media, Inc., 8.5%, 2017	7/18/07	1,402,148	1,201,675
LUKOIL International Finance B.V., 6.125%, 2020	10/29/10	1,585,296	1,585,296
Local TV Finance LLC, 10%, 2015	11/13/07 - 6/15/10	1,983,237	1,734,729
Michaels Stores, Inc., 7.75%, 2018	10/07/10 - 10/20/10	1,163,259	1,163,250
Momentive Performance Materials, Inc., 9%, 2021	10/27/10	880,000	913,000
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	98,573	110,167
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 8/06/10	1,538,996	1,502,300
Navios Maritime Acquisition Corp., 8.625%, 2017	10/06/10	745,000	752,450
Nielsen Finance LLC, 7.75%, 2018	9/30/10	734,603	766,825
Omnova Solutions, Inc., 7.875%, 2018	10/22/10	590,000	603,275
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04 - 1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Reynolds Group, 7.125%, 2019	10/06/10	890,000	927,825
SCF Capital Ltd., 5.375%, 2017	10/20/10	639,000	626,852
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/09 - 8/02/10	709,315	713,802
Sino-Forest Corp., 6.25%, 2017	10/14/10	80,000	80,300
Steel Capital S.A., 6.7%, 2017	10/14/10	130,000	129,198
Telemar Norte Leste S.A., 5.5%, 2020	4/16/09 - 4/23/09	500,604	627,900
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	3,931,484	4,025,038
Univision Communications, Inc., 7.875%, 2020	10/18/10 - 10/25/10	749,336	766,500

13

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
VTB Capital S.A., 6.551%, 2020	10/06/10	$2,245,000	$2,267,899
Wind Acquisition Finance S.A., 11.75%, 2017	8/27/10	2,044,426	2,103,300
Zhaikmunai Finance B.V., 10.5%, 2015	10/12/10	545,000	537,506

Total Restricted Securities			$36,311,900
% of Net Assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

15

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/10 - continued

The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,957,844	$2,432,201	$280,118	$5,670,163
Non-U.S. Sovereign Debt	—	25,632,121	—	25,632,121
Corporate Bonds	—	469,168,881		469,168,881
Residential Mortgage-Backed Securities	—	57,732	—	57,732
Commercial Mortgage-Backed Securities	—	7,739,538	—	7,739,538
Asset-Backed Securities (including CDOs)	—	867,435	—	867,435
Foreign Bonds	—	94,480,441	—	94,480,441
Floating Rate Loans	—	13,131,364	—	13,131,364
Mutual Funds	24,497,856	—	—	24,497,856

Total Investments	$27,455,700	$613,509,713	$280,118	$641,245,531

Other Financial Instruments
Futures	$(242)	$—	$—	$(242)
Forward Currency Contracts	—	(179,585)	—	(179,585)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/10	$131,362
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	148,755
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 10/31/10	$280,118

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at October 31, 2010 is $148,755.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$647,491,705

Gross unrealized appreciation	$44,131,331
Gross unrealized depreciation	(50,377,505)

Net unrealized appreciation (depreciation)	$(6,246,174)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

16

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Derivative Contracts at 10/31/10

Forward Foreign Currency Exchange Contracts at 10/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,508,018	12/15/10	$1,918,214	$2,097,799	$(179,585)

Futures Contracts Outstanding at 10/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	69	$8,713,406	December - 2010	$(242)

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,088,209	195,963,856	(178,554,209)	24,497,856

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,991	$24,497,856

17

MFS® Municipal High Income Fund

10/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.9%
Airport & Port Revenue – 0.1%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	$885,000	$916,108
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,740,000	1,808,730

		$2,724,838

General Obligations - General Purpose – 1.9%
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	$3,800,000	$4,076,876
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,393,989
State of California, 5.5%, 2040	2,125,000	2,253,690
State of California (Veterans), 5.05%, 2036	3,575,000	3,483,838
Texas Department of Transportation, 7%, 2012	50,104	50,495
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,882,249

		$38,141,137

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$1,965,000	$2,203,355
Guam Government, “A”, 7%, 2039	2,060,000	2,302,503
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,630,000	1,425,680

		$5,931,538

General Obligations - Schools – 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$726,171
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	693,424
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,304,883
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	1,565,365
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,301,933
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	851,890
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	755,927
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,433,339
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	1,255,000	1,267,324
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,162,014
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,133,086
Los Angeles, CA, Unified School District, “D”, 5%, 2034	560,000	577,842
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,475,000	455,554
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,513,326
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	827,690
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,401,022
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,416,066
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,340,495
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,210,309
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,236,828
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	526,867

		$23,701,355

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 26.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,766,924
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,779,346
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,447,797
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,530,528
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,318,175
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5.875%, 2024	1,375,000	1,383,965
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	11,230,000	10,099,813
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,531,375
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,451,175
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,951,167
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	430,000	441,829
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,595,000	1,574,584
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,811,128
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	571,830
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	264,243
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	740,000	745,550
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,150,000	3,058,965
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	891,176
Chemung County, NY, Industrial Developement Agency, (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	611,452
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	790,000	803,185
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,603,060
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,360,358
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	4,097,765
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,060,830
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,085,310
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,412,561
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,612,949
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,170,933
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.375%, 2035	2,500,000	2,612,850
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.5%, 2039	1,750,000	1,838,008
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,155,000	1,219,253
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,695,922

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	$665,000	$691,474
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	2,095,000	2,168,807
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,810,000	1,886,273
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,738,231
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	718,598
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	816,759
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,181,400
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,743,211
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,655,381
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,765,472
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	5,777,616
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	465,000	475,091
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,985,000	1,654,597
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,955,220
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,425,298
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,896,067
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,128,480
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,519,692
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,768,606
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,675,200
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,853,021
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,042,520
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,479,905
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	379,112
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,145,216
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,005,268
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,205,702
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,803,813
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,938,040
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,355,000	6,404,061
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,904,760
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,063,363
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,778,455

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	$3,905,000	$3,908,436
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,303,519
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,410,233
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,072,816
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	440,076
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	897,005
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	758,962
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,408,306
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,112,553
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,587,202
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	960,135
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	3,046,354
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	3,062,692
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,857,057
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,280,000
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	7,630,081
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,412,238
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	394,067
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	5,126,598
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,007,352
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	3,185,000	3,145,602
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,929,237
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	1,018,451
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,874,960
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,480,000	2,496,616
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,567,478
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	3,690,000	3,391,331
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,175,000	4,727,104

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	$500,000	$508,895
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,100,000	1,102,937
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,440,000	1,512,230
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,561,339
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,598,584
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	806,218
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,623,092
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,990,016
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,969,995
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,681,096
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	2,890,000	2,791,653
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,181,158
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	1,445,000	1,495,907
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,453,426
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	183,305
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	685,000	714,640
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	539,429
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,027,406
New Jersey Health Care Facilities, Financing Authority Rev. (Robert Wood Johnson University Hospital), 5%, 2031	310,000	317,769
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2036	4,305,000	642,780
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2038	22,690,000	2,905,681
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,422,960
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,017,840
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	383,960
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,343,664
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,779,187
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,088,246
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	655,000	689,473
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	460,000	465,101
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,405,000	1,420,581

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	$890,000	$903,190
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,229,418
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	741,870
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,544,053
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,161,491
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	939,762
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,093,963
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,046,320
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	3,155,000	2,914,999
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,772,313
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,229,042
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	5,220,000	5,755,937
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,861,859
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	3,710,000	3,618,363
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,410,400
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,225,909
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,386,574
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040 (u)	15,000,000	15,710,250
Salida, CO, Hospital District Rev., 5.25%, 2036	6,040,000	5,375,419
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,419,087
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,275,275
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	493,668
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	822,780
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	817,295
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,376,785
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	826,178
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,376,963
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	821,728
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,758,305
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,577,296
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,785,849

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	$3,715,000	$3,791,343
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,213,235
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,800,579
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	755,000	759,379
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,811,697
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,319,972
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,297,825
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,212,489
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,108,770
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	3,535,000	3,663,921
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,797,159
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,227,688
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	7,097,932
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)	685,000	37,675
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	7,415,000	407,825
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,390,000	1,391,307
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2011 (c)	4,300,000	4,346,526
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2011 (c)	2,000,000	2,021,800
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,223,521
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,515,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,889,154
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,937,088
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	741,780
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,564,375
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,202,260
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,863,583
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,687,501
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,997,196
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	6,308,750
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,302,157
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,022,980
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,760,000	3,622,835
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,344,400

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	$700,000	$730,303
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,537,080
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	525,000	550,058
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,456,072
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,349,225
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,103,267
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,423,161
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,985,850
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	995,000	1,009,039
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,500,000	1,290,765
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	190,678

		$538,921,285

Healthcare Revenue - Long Term Care – 11.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$825,000	$853,388
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	1,000,000	956,730
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,721,928
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,703,398
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,760,000	4,011,633
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,324,937
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,561,096
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	557,808
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	675,640
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,048,103
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,538,488
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	620,609
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	240,000	262,781
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	495,685
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	985,000	901,255
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,419,626
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	3,040,167

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	$1,500,000	$1,510,545
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	940,000	968,313
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 2030	700,000	713,181
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 2040	1,150,000	1,180,993
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6%, 2030	1,035,000	1,029,080
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6%, 2040	2,495,000	2,437,690
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6.125%, 2045	4,150,000	4,076,711
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	962,495
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	449,886
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,461,149
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	334,282
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	874,600
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,261,302
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	529,176
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	951,211
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,775,005
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	590,000	637,265
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	3,335,000	3,569,250
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	485,152
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,376,711
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,722,096
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,337,790
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	2,023,959
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,265,472
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,205,154
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,757,464
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,398,192
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,710,940
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,295,853
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,285,825
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,495,620
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028	1,057,000	783,618
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	4,861
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,555,000	3,832,219
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,296,573
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,125,000	2,077,273

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	$2,180,000	$1,463,783
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,694,970
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	644,168
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,095,208
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,067,744
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,642,842
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	1,969,438
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,386,225
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,790,000	1,702,863
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,166,024
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	934,537
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	226,167
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	727,328
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,078,256
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,985,000	5,439,707
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	370,000	368,724
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	765,000	764,931
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,299,301
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,294,245
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,415,973
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,724,089
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,352,235
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,639,206
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,341,228
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	461,092
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,536,982
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,430,321
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	760,218
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,325,732
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	1,075,000	1,077,537
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,582,683
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	1,043,002
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,542,300

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	$395,000	$332,697
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,247,180
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,743,832
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,477,188
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	426,779
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	469,029
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,474,723
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,231,672
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,277,772
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,040,892
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	839,640
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	7,978,699
Sterling, IL (Hoosier Care), 7.125%, 2034	1,255,000	1,193,907
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,238,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	533,577
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,795,000	1,592,057
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,586,144
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	6,878,453
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	1,940,000	2,058,786
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,025,000	2,152,130
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,330,387
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,364,855
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,598,980
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,255,945
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,072,116
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,251,263
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,134,675
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,795,000	3,885,663
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	515,211
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,110,704

		$223,262,773

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.9%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,302,425
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	689,008
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,541,040
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,223,201
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,218,159
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	55,000	55,360
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,849,715
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	425,000	422,565
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,951,026
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,194,701
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	292,000	292,058
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	955,000	650,336

		$17,389,594

Industrial Revenue - Airlines – 4.9%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$3,256,711
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	790,000	660,961
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	4,070,000	4,705,571
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,432,904
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	2,541,106
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	12,072,794
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,379,797
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	7,285,000	7,331,697
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,848,831
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,315,000	1,326,980
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	7,122,400
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,623,636
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	5,940,000	6,237,475
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	21,950,000	23,272,268
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	13,820,000	14,689,969
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	1,235,000	1,267,147

		$97,770,247

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$8,472,719
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,631,711
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,190
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	2,930,000	2,930,586
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,067,600
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,159,742
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,508,300
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	441,051
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,430,142
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	127,516

		$30,769,557

Industrial Revenue - Environmental Services – 0.9%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,552,238
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	602,672
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	2,180,560
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,324,809
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	2,097,920
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	3,085,092
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,521,075
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	3,785,000	3,789,353

		$18,153,719

Industrial Revenue - Metals – 0.4%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	4,605,000	4,069,116
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	4,370,000	4,674,808

		$8,745,359

Industrial Revenue - Other – 2.7%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$466,299
Baker, FL, Correctional Development Corp., First Mortgage Rev. (Detention Center Project), 7.5%, 2030 (a)	1,560,000	1,095,962
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,210,800
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	107,091	8,567
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	792,801	63,424
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,516,935
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	405,000	400,796
Illinois Finance Authority Rev. (Navistar International Corp.), 6.5%, 2040	5,310,000	5,526,701
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,915,366

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$5,890,000	$6,106,693
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,416,768
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,312,213
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,765,470
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,210,000	4,502,469
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7 .875%, 2032 (b)(n)	1,855,000	1,983,867
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	545,736
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,651,276
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,008,760
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	11,895,000	11,749,881
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	1,605,000	1,718,714
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,163,084

		$54,129,781

Industrial Revenue - Paper – 1.6%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,240,344
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	3,879,475
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,425,588
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,670,625
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,357,672
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,187,912
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,135,000	5,082,726
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,195,000	2,219,694
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,736,145
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	4,009,120
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,854,193
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,281,230
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	8,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	68,300

		$33,021,024

Miscellaneous Revenue - Entertainment & Tourism – 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,827,070

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,265,000	$2,427,967
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	3,873,882
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,785,000	1,941,830
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, NATL, 0%, 2032	6,310,000	1,280,804
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	3,610,000	690,846
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	4,180,000	607,479
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,400,000	2,402,376
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	3,472
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	315,868
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	233,297
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	929,044
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,232,627
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,727,999
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,254,590
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	282,837
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,544,429

		$29,576,417

Miscellaneous Revenue - Other – 2.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,020,860
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	850,239
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	801,265
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,374,360
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	265,000	230,256
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,610,866
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	928,390
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,245,000	1,101,140
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	495,000	436,273
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,475,000	4,482,250
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	1,630,000	1,638,117
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,455,000	1,352,466
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,410,000	3,640,687
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,178,884
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	9,070,000	9,703,630
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	100,000	97,164
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,627,903

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	$990,000	$980,110
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	550,000	487,757
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	391,239
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,570,000	2,217,422
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	230,000	199,739

		$44,351,017

Multi-Family Housing Revenue – 0.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$634,073
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	918,844
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,355,773
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	3,850,000	2,461,613
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	5,596,656	5,206,904
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,098,020
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,358,760
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,373,086

		$14,407,073

Sales & Excise Tax Revenue – 2.4%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$395,000	$385,208
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,765,794
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, 5%, 2050 (u)	20,000,000	19,964,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,843,951
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,533,782
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,008,145
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	4,335,000	4,545,681
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,781,802
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	3,358,529

		$47,187,492

Single Family Housing - Local – 0.3%
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	$35,000	$11,278
Corpus Christi, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, 0%, 2011 (a)	1,010,000	6,989
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	105,000	112,240
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	325,000	193,047
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	295,000	313,399
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	90,000	77,261
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	160,000	165,490
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	510,000	529,253

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	$265,000	$282,670
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	145,000	147,037
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	565,000	585,035
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	465,000	481,368
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	505,000	530,376
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	965,000	1,000,686
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	315,000	326,891
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	470,000	493,801

		$5,256,821

Single Family Housing - State – 1.3%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$215,000	$218,094
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	2,000	2,028
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	230,000	245,304
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	330,000	348,675
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	315,000	340,874
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	75,000	79,480
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	25,000	25,637
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,035,000	1,079,298
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	735,000	767,597
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,320,000	1,427,290
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,195,000	1,243,242
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	50,000	51,761
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	215,000	216,030
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	170,000	174,767
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	170,000	177,592
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,015,000	2,168,724
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	85,000	85,972
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	65,000	66,377
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,145,000	1,206,544
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	285,000	291,361
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	13,590,000	13,658,494
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	70,000	70,216
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	65,000	67,380
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,150,000	2,204,610

		$26,217,347

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,909,711
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,806,640

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	$5,425,000	$5,441,275
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	650,000	706,589

		$11,864,215

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$921,708
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,635,568

		$4,557,276

State & Local Agencies – 1.6%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,250,733
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,582,766
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	200,000	223,040
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,180,000	1,315,936
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.854%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.829%, 2018 (p)	150,000	184,560
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,118
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	964,320
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	7,203,264
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	8,351,732
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,181,599
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,186,701
Harris County, TX, 5.8%, 2014	645,503	655,057
Harris County, TX, 5.625%, 2020	1,788,689	1,749,660
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,140,899

		$31,290,385

Student Loan Revenue – 0.4%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,702,484
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030 (f)	4,010,000	4,364,364
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	272,108

		$7,338,956

Tax - Other – 0.3%
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	$4,000,000	$4,285,680
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	1,590,000	1,799,021

		$6,084,701

Tax Assessment – 4.5%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,192,990
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,341,041
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,425,000	723,829

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	$1,775,000	$1,080,318
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	615,000	378,539
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,455,758
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,374,363
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	1,935,000	1,489,099
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,689,726
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	1,860,000	1,853,378
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	610,000	615,490
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	625,558
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	550,000	501,276
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,685,000	1,364,678
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	766,102
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	2,305,000	2,305,000
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,420,000	1,152,557
Fishhawk Community Development District, FL, 7.04%, 2014	440,000	436,110
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	216,764
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	1,302,058
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	1,022,207
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,743,139
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,825,000	1,770,962
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	640,000	320,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,862,000	1,287,900
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,620,000	1,363,117
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	757,540
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,185,077
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	967,782
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,300,000	2,940,993
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,070,000	2,827,673
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,890,000	1,608,125
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,407,901
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	720,000	711,094
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,452,312
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	1,360,000	435,200
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,075,000	999,965
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	200,000	186,040

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	$865,000	$857,310
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	685,000	615,705
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	730,000	709,553
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,543,714
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,280,775
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,870,000	3,340,313
Overland Park, KS, Transportation Development District (Grass Creek Project), 4.85%, 2016	1,062,000	994,159
Overland Park, KS, Transportation Development District (Grass Creek Project), 5.125%, 2028	3,848,000	3,139,468
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	616,769
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	915,000	768,024
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	555,000	555,000
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,225,000	673,750
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,640,000	2,153,686
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2011 (d)	2,625,000	630,000
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	706,227
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	460,000	335,800
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	3,215,000	643,000
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,625,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	565,000	429,400
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,310,687
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,770,000	1,313,676
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	1,975,000	829,500
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	840,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	900,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	675,000
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,845,494
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,751,101
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,075,000	1,320,426
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,080,000	1,680,286
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)	790,000	401,004
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	615,000	560,659

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Watergrass Community Development District, FL, “A”, 5.375%, 2039	$1,580,000	$868,558
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,875,000	1,556,250
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	1,090,000	408,750

		$90,528,705

Tobacco – 5.7%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$495,000	$539,822
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027 (c)	5,905,000	6,304,650
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	5,465,000	4,749,085
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	10,550,000	8,832,566
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,568,670
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	613,766
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	10,435,000	7,936,235
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	11,765,000	9,813,657
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	8,001,714
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, Capital Appreciation, “A”, 0%, 2041	1,525,000	1,144,101
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,635,000	3,616,389
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,690,000	2,723,948
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	878,247
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,579,750
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,544,860
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	424,452
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	642,562
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,831,655
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,475,000	4,516,081
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,993,785
Michigan Tobacco Settlement Finance Authority, “A”, 6%, 2048	10,615,000	8,461,004
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,910,000	2,038,180
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	52,381
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	21,560,000	15,524,278
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	7,265,000	650,581
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	5,640,000	290,404
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	885,000	912,594
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,986,275

		$115,171,692

Toll Roads – 2.1%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$760,965
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	4,297,644
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,595,948
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	11,590,000	9,409,921
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, ETM, 0%, 2011 (c)	13,400,000	13,390,352

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	$6,885,000	$7,509,951

		$41,964,781

Transportation - Special Tax – 0.3%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$6,675,120

Universities - Colleges – 10.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	$1,305,000	$1,382,987
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,117,259
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	3,456,258
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	982,811
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	5,027,414
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,429,342
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,521,938
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,181,252
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,935,000	2,104,409
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,052,880
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,322,744
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,449,539
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,662,381
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,151,300
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	568,686
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	271,065
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,645,050
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,611,469
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,094,688
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	533,848
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,403,984
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	10,215,975
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,330,342
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,923,719
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,777,020
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	6,282,264
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	765,000	786,910
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	875,000	907,795
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,345,468
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,584,041
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,115,705
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	786,400

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	$430,000	$439,224
Massachusetts Development Finance Agency Rev. (Suffolk Univiversity), 5.125%, 2040	1,560,000	1,539,970
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,456,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,489,120
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,712,411
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,614,503
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	4,438,625
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,875,900
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,875,900
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,890,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,721,956
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,058,061
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	6,283,599
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,846,692
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,215,538
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,611,089
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,381,205
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	479,622
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	2,041,361
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,046,782
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,438,489
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,630,625
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,628,363
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,937,870
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	750,782
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,513,035

		$210,944,465

Universities - Dormitories – 0.9%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,094,346
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,073,402
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,220,370
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,651,740

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	$1,335,000	$1,378,962
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	759,025
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,080,923
Pennsylvania Higher Education Facilities Authority Rev., Student Housing Rev. (East Stroudsburg University), 5%, 2042	2,775,000	2,676,571

		$17,935,339

Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,655,000	$5,746,894
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,550,000	1,623,098
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,739,858
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,797,492
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,750,026
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,575,000	2,624,698
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	3,635,000	3,624,677
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,771,670
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,404,553
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,652,472
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)	985,000	443,023
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	460,000	203,794
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	450,698
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	552,261
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,453,773
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	513,895
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	485,707
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,526,524
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	930,544
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,403,091

		$37,698,748

Utilities - Cogeneration – 0.1%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$360,000	$361,069
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,424,496
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	800,000	812,640

		$2,598,205

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 4.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 8.25%, 2030	$1,000,000	$399,900
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	3,465,000	3,298,230
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	205,347
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,052,928
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	270,000	283,017
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,241,476
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	5,645,000	5,640,258
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,370,000	9,723,436
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,685,125
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,087,767
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	745,903
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,411,919
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	4,029,991
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,849,252
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	1,050,000	1,189,157
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	2,100,000	2,372,664
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	1,725,000	1,849,338
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,791,866
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	2,610,000	2,849,520
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,796,407
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,926,697
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,316,189
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,980,000	3,172,001
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,654,693
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	1,305,000	1,307,936
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	547,017
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	5,250,000	5,001,150
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	6,300,000	6,858,936

		$89,288,120

Utilities - Municipal Owned – 0.5%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$1,665,000	$1,779,768
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	3,066,870
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,084,573
Southern California Public Power Authority Rev. (Windy Flats Project), 5%, 2030	4,225,000	4,564,099

		$10,495,310

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,397,060
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,979,160
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,301,529
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,760,000	1,942,547
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	4,502,640
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	5,286,523
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,329,000
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,444,821
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	4,910,000	4,658,755
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	2,114,120
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	5,555,000	5,855,248
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,332,067
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	3,215,000	3,323,313
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,698,949

		$52,165,732

Water & Sewer Utility Revenue – 1.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,451,795
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,780,837
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,295,433
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,950,313
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,943,280
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	5,000,000	5,425,400

		$27,847,058

Total Municipal Bonds		$2,024,107,182

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	26,284,032	$26,284,032

Total Investments		$2,050,391,214

Other Assets, Less Liabilities – (2.2)%		(43,612,264)

Net Assets – 100.0%		$2,006,778,950

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,018,363 representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	$2,000,000	$1,098,020
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	2,000,000	1,358,760

Total Restricted Securities			$2,456,780
% of Net Assets			0.1%

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters

RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,024,107,182	$—	$2,024,107,182
Mutual Funds	26,284,032	—	—	26,284,032

Total Investments	$26,284,032	$2,024,107,182	$—	$2,050,391,214

Other Financial Instruments
Futures	$1,113,217	$—	$—	$1,113,217

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,976,160,391

Gross unrealized appreciation	$120,623,909
Gross unrealized depreciation	(115,777,592)

Net unrealized appreciation (depreciation)	$4,846,317

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Derivative Contracts at 10/31/10

Futures Contracts Outstanding at 10/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	321	$42,030,938	December - 2010	$1,182,814
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	77	$9,723,656	December - 2010	$(69,597)

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,097,654	249,482,364	(244,295,986)	26,284,032

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,106	$26,284,032

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.